AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 18, 2012

                                                              File No. 033-50718
                                                              File No. 811-07102

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 139                     /X/
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                               AMENDMENT NO. 141                             /X/

                       THE ADVISORS' INNER CIRCLE FUND II
                       ----------------------------------
               (Exact Name of Registrant as Specified in Charter)

                               101 FEDERAL STREET
                          BOSTON, MASSACHUSETTS 02110
                          ---------------------------
               (Address of Principal Executive Offices, Zip Code)

       Registrant's Telephone Number, including Area Code (800) 932-7781
                                                          --------------

                                Michael Beattie
                              c/o SEI Corporation
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                            ------------------------
                    (Name and Address of Agent for Service)

                                   Copies to:

Timothy W. Levin, Esquire                           Dianne M. Sulzbach, Esquire
Morgan, Lewis & Bockius LLP                         c/o SEI Corporation
1701 Market Street                                  One Freedom Valley Drive
Philadelphia, Pennsylvania 19103                    Oaks, Pennsylvania 19456

    It is proposed that this filing become effective (check appropriate box)

--------------------------------------------------------------------------------
         /X/   Immediately upon filing pursuant to paragraph (b)
         / /    On [date] pursuant to paragraph (b)
         / /    60 days after filing pursuant to paragraph (a)(1)
         / /    75 days after filing pursuant to paragraph (a)(2)
         / /    On [date] pursuant to paragraph (a) of Rule 485
--------------------------------------------------------------------------------

                                EXPLANATORY NOTE



This Post-Effective Amendment No. 139 relates solely to the Hancock Horizon Diversified Income Fund.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act"), as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 139 to Registration Statement No. 033-50718 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 18th day of October, 2012.


                                           THE ADVISORS' INNER CIRCLE FUND II


                                           By:              *
                                              -------------------------------
                                              Michael Beattie, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

        *                                 Trustee                               October 18, 2012
-------------------------
Charles E. Carlbom

        *                                 Trustee                               October 18, 2012
-------------------------
John K. Darr

        *                                 Trustee                               October 18, 2012
-------------------------
William M. Doran

        *                                 Trustee                               October 18, 2012
-------------------------
Joseph T. Grause, Jr.

        *                                 Trustee                               October 18, 2012
-------------------------
Mitchell A. Johnson

        *                                 Trustee                               October 18, 2012
-------------------------
Betty L. Krikorian

        *                                 Trustee                               October 18, 2012
-------------------------
Robert A. Nesher

        *                                 Trustee                               October 18, 2012
-------------------------
Bruce Speca

        *                                 Trustee                               October 18, 2012
-------------------------
James M. Storey

        *                                 Trustee                               October 18, 2012
-------------------------
George J. Sullivan, Jr.

        *                                 President                             October 18, 2012
-------------------------
Michael Beattie

        *                                  Treasurer, Controller &              October 18, 2012
-------------------------                  Chief Financial Officer
Michael Lawson



*By: /s/ Dianne M. Sulzbach
     ----------------------
     Dianne M. Sulzbach, pursuant to Powers of Attorney dated
     November 16, 2011 and November 30, 2011, incorporated
     herein by reference to Exhibit (q) of Post-Effective Amendment No. 125, filed on February 28, 2012

                                 EXHIBIT INDEX

Exhibit Number                  Description
--------------                  -----------

EX-101.INS                  XBRL  Instance  Document

EX-101.SCH                  XBRL  Taxonomy  Extension  Schema  Document

EX-101.CAL                  XBRL  Taxonomy  Extension  Calculation  Linkbase

EX-101.DEF                  XBRL  Taxonomy  Extension  Definition  Linkbase

EX-101.LAB                  XBRL  Taxonomy  Extension  Labels  Linkbase

EX-101.PRE                  XBRL  Taxomony  Extension  Presentation  Linkbase